Advantage Funds, Inc. (the "Registrant")

-Dynamic Total Return Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 25, 2014 (SEC Accession No. 0000914775-14-000079).